Financial and capital risk management (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of derivatives effects on statement of financial position

	December 31, 2024		December 31, 2023
	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk	52	601	763	99
Commodities price risk	16	23	52	30
Embedded derivatives	-	1	-	2
Total	68	625	815	131

Schedule of net exposure

	Reference	December 31, 2024	December 31, 2023
Foreign exchange and interest rate risk	21(a.i)	(549)	664
Commodities price risk	21(a.ii)	(7)	22
Embedded derivatives	21(a.ii)	(1)	(2)
Total		(557)	684

Schedule of effects of derivatives on income

	Gain (loss) recognized in the income statement
	Year ended December 31,
	2024	2023	2022
Foreign exchange and interest rate risk	(1,187)	900	1,130
Commodities price risk	(23)	-	43
Embedded derivatives	1	3	(19)
Total	(1,209)	903	1,154

Schedule of effects of derivatives on cash flows

	Financial settlement inflows (outflows)
	Year ended December 31,
	2024	2023	2022
Foreign exchange and interest rate risk	5	476	160
Commodities price risk	6	6	19
Derivatives designated as cash flow hedge accounting	-	85	(262)
Total	11	567	(83)

Schedule of foreign exchange and interest rates volatility

	Notional		Fair value		Fair value by year
Flow	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	2025	2026	2027+
Foreign Exchange and Interest Rate Derivatives	US$11,490	US$6,574	(549)	664	(147)	(137)	(265)

Schedule of sensitivity analysis financial instruments

Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
R$ depreciation	(549)	(2,799)	(5,049)
US$ interest rate inside Brazil decrease	(549)	(758)	(999)
Brazilian interest rate increase	(549)	(930)	(1,242)
TJLP interest rate decrease	(549)	(552)	(554)
IPCA index decrease	(549)	(659)	(755)
SOFR interest rate decrease	(549)	(601)	(654)
US Treasury rate increase	(549)	(549)	(549)

Schedule of protection program for product price

	Notional		Fair value		Fair value by year
Flow	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	2025	2026	2027+
Brent crude oil (bbl)
Options	24,050,625	19,907,250	11	23	11	-	-

Forward Freight Agreement (days)
Freight forwards	3,240	1,210	(11)	7	(11)	-	-

Fixed price nickel sales protection (ton)
Nickel forwards	4,978	3,322	(7)	(8)	(7)	-	-

Schedule of derivative financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)	Decrease in fuel oil price	11	(71)	(421)
Forward Freight Agreement (days)	Decrease in freight price	(10)	(25)	(40)
Hedge for fixed-price nickel sales (tons)	Decrease in nickel price	(7)	(26)	(45)

Schedule of embedded derivatives

	Notional		Fair value		Fair value by year
Flow	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	2025	2026	2027+

Embedded derivative (pellet price) in natural gas purchase (volume/month)
Call options	746,667	746,667	(1)	(2)	(1)	-	-

Schedule of sensitivity analysis of other derivatives financial instruments

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	-	(2)	(5)

Schedule of effects of derivatives on other comprehensive income

	Gain (loss) recognized in the other comprehensive income
	Year ended December 31,
	2024	2023	2022
Net investments hedge	(500)	139	81
Cash flow hedge	-	(19)	19

Schedule of carrying amount of the financial assets that represent the exposure to credit risk

	Notes	December 31, 2024	December 31, 2023
Cash and cash equivalents	24	4,953	3,609
Short-term investments	24	53	51
Restricted cash		13	4
Judicial deposits	29	-	611
Derivative financial instruments		68	815
Investments in equity securities	15	54	45
Total		5,141	5,135

Schedule of ratings published by Moody's regarding the main financial institutions

	December 31, 2024		December 31, 2023
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa2	391	1	338	-
Aa3	-	-	42	-
A1	1,874	28	2,022	50
A2	520	13	309	293
A3	709	2	186	22
Baa1	1	-	2	-
Baa2	4	-	16	-
Ba1 (i)	719	18	85	-
Ba2 (i)	788	6	287	314
Ba3 (i)	-	-	373	136
Total	5,006	68	3,660	815

(i)	A substantial part of the balances is held with financial institutions in Brazil which are deemed investment grade in local currency.